PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Aug. 31, 2025
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment consist of the following:

	August 31, 2025	August 31, 2024
Plant and machineries	$603,972	$601,405
Office equipment	67,750	61,143
Vehicles	85,127	83,239
Furniture and equipment	24,479	23,936
Renovation	127,086	121,700
	908,414	891,423
Less: Accumulated depreciation	(643,857)	(533,645)
Property, plant and equipment, net	$264,557	$357,778